ASSETS HELD FOR SALE AND DISCONTINUED OPERATION - Schedule of Assets and Liabilities Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	$ 430,004	$ 239,329	$ 191,995
Trade and other receivables	65,468	70,035
Inventories	369,759	417,541
Deferred income tax assets	0	(2,339)
Other assets	278,812	73,135
Total assets	10,535,395	6,713,595
Accounts payable and accrued liabilities	302,420	258,341
Reclamation and closure cost provisions	(229,787)	(130,174)
Deferred income tax liabilities	1,411,851	799,972
Other liabilities	(251,286)	(171,477)
Total liabilities	4,740,088	3,316,043
Discontinued operation | Assets and liabilities classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents		22,649
Trade and other receivables		17,190
Inventories		123,065
Mineral properties, plant and equipment		725,106
Deferred income tax assets		(8,226)
Other assets		32,096
Total assets		928,332
Accounts payable and accrued liabilities		146,849
Reclamation and closure cost provisions		(54,644)
Deferred income tax liabilities		2,178
Other liabilities		(27,004)
Total liabilities		230,675
Net assets held for sale		$ 697,657